Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases for minimum rentals
(i)	Venue for auto shows

Total operating lease commitments
2019	7,988

(ii)	Office space

Total operating lease commitments
2019	3,717
2020	2,483
2021	1,194
2022	595
2023	397
Total	8,386